Liquidity and Capital Resources	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Liquidity and Capital Resources

NOTE 3. LIQUIDITY AND CAPITAL RESOURCES

As shown in the condensed consolidated financial statements, the Company has experienced significant net losses as well as negative cash flows from operations since its inception. The Company’s cash outflows primarily relate to its procurement of inventory, payment of salaries, benefits and other operating costs and purchases of production equipment and other capital investments. The Company’s anticipated continued growth is expected to significantly increase its working capital needs during the remainder of 2012, and meeting these needs will be an ongoing challenge. The Company’s primary sources of liquidity have historically been borrowings from Wells Fargo and sales of common stock and preferred stock to, and short-term loans from, affiliates of Pegasus Capital Advisors, L.P. (“Pegasus Capital”), including Pegasus Partners IV, L.P. (“Pegasus IV”), LSGC Holdings, LLC (“LSGC Holdings”), LSGC Holdings II, LLC (“Holdings II”) and PCA LSG Holdings, LLC (“PCA Holdings”), which together with its affiliates, is the Company’s controlling stockholder. However, as detailed below, the Company’s most recent source of liquidity (the Series H and I Preferred Offering) was provided primarily by parties other than Pegasus Capital and its affiliates.

As of June 30, 2012, the Company had cash and cash equivalents of $29.7 million and an additional $5.0 million in cash subject to restrictions pursuant to the Company’s asset-based revolving credit facility with Wells Fargo (the “Wells Fargo ABL”). As of June 30, 2012, the Wells Fargo ABL provided the Company borrowing capacity up to $50.0 million equal to the sum of (i) 85% of its eligible accounts receivable plus up to $7.5 million of eligible inventory less certain reserves established against such accounts receivable and inventory by Wells Fargo from time to time and pursuant to the Wells Fargo ABL plus (ii) unrestricted cash held in a Wells Fargo deposit account (“Qualified Cash”), plus (iii) the amount of the Second Lien Letter of Credit Facility with Ares Capital Corporation (“Ares Capital”), pledged in favor of Wells Fargo (the “Ares Letter of Credit Facility”) for the benefit of the Company, (collectively, the “Borrowing Base”). The Company is at all times required to maintain (i) a Borrowing Base that exceeds by at least $5.0 million, the amount of its outstanding borrowings under the Wells Fargo ABL and (ii) $5.0 million in Qualified Cash. The Company would be required to comply with certain specified EBITDA requirements in the event that it has less than $2.0 million available for borrowing on the Wells Fargo ABL. As of June 30, 2012, the Company had $27.9 million outstanding under the Wells Fargo ABL and additional borrowing capacity of $21.8 million.

Lighting Science Group, B.V. (“LSGBV”), the Company’s Netherlands based subsidiary, has a working capital facility with IFN Finance. The IFN Finance facility is an asset-based facility with a maximum line of credit of €1.5 million, or $1.9 million, and availability is based on 75% of LSGBV’s eligible trade receivable invoices. As of June 30, 2012, the total amount outstanding under the IFN Finance facility was €222,000, or $279,000. This facility is due on demand.

From January 11, 2012 through May 18, 2012, the Company issued an aggregate of 18,250 of its preferred units (the “Series G Preferred Units”) for total proceeds of $18.3 million. Each Series G Preferred Unit consisted of: (i) one share of the Series G Preferred Stock and (ii) 83 shares of common stock. Of these issuances, (a) 6,000 of the Series G Preferred Units were issued to PCA Holdings for total proceeds of $6.0 million, (b) 2,000 of the Series G Preferred Units were issued to Holdings II for total proceeds of $2.0 million, (c) 5,000 of the Series G Preferred Units were issued to Leon Wagner, a member of the Company’s board of directors, for total proceeds of $5.0 million, (d) 250 of the Series G Preferred Units were issued to accredited investors for total proceeds of $250,000 and (e) the remaining 5,000 Series G Preferred Units were issued to Continental Casualty Company (“Continental”) for total proceeds of $5.0 million. As partial consideration for Continental’s purchase of the Series G Preferred Units, LSGC Holdings agreed to certain amendments to the terms of the senior preferred membership interests held by Continental in LSGC Holdings. See Note 9 for additional discussion of the terms of the Series G Preferred Units issued to Continental and the Repurchase Obligation, which was also entered into by the Company with LSGC Holdings in connection with Continental’s purchase of Series G Preferred Units.

On May 25, 2012, the Company entered into a preferred stock subscription agreement (the “Series H and I Subscription Agreement”) with RW LSG Holdings LLC, (“Riverwood Holdings”), an affiliate of Riverwood LSG Management Holdings LLC (“Riverwood Management”) and Riverwood Capital Partners L.P. (“Riverwood Capital,” and together with Riverwood Holdings, Riverwood Management and their affiliates, “Riverwood”) and certain other purchasers, pursuant to which the Company issued 60,705 shares of Series H Preferred Stock and 6,364 shares of Series I Preferred Stock (together with the Series H Preferred Stock, the “Preferred Shares”) at a price of $1,000 per Preferred Share (the “Series H and I Preferred Offering”), for gross proceeds of $67.1 million. In conjunction with the Series H and I Preferred Offering, the Company entered into a Support Services Agreement (the “Riverwood Support Services Agreement”) with Riverwood Holdings and Riverwood Management. In connection with the Series H and I Preferred Offering, Riverwood agreed to provide certain financial and structural analysis, due diligence investigations, corporate strategy and other advice and negotiation assistance to the Company (the “Riverwood Services”). As compensation for the Riverwood Services, the Company issued a warrant to Riverwood Management, (the “Riverwood Warrant”) representing the right to purchase 18,092,511 shares of common stock.

The issuance of the Series H Preferred Stock and the Series I Preferred Stock in connection with the consummation of the Series H and I Preferred Offering constituted a “Subsequent Transaction” (as defined in the certificate of designation governing the Series G Preferred Stock), which provided the holders of the Series G Preferred Stock with the right to convert their shares of Series G Preferred Stock into the securities issued in the Subsequent Transaction. The holders of the Series G Preferred Units elected to convert all 52,358 outstanding shares of Series G Preferred Stock into 50,001 shares of Series I Preferred Stock and 4,346 shares of Series H Preferred Stock. See Note 8 for additional discussion of the terms of the Series H and I Preferred Stock and the conversion of the Series G Preferred Stock into Series H and I Preferred Stock.

The Company believes it will have sufficient capital to fund its operations for the next 12 months based on its current business plan and assumptions of future results. The Company could utilize its available capital resources sooner than it currently expects, which could require it to seek additional sources of liquidity or further reduce its expenditures to preserve the Company’s cash. There can be no assurance that sources of liquidity will be available in an amount or on terms that are acceptable to the Company.

The Company has historically been dependent on affiliates of Pegasus Capital for its liquidity needs because other sources of liquidity have been insufficient or unavailable to meet its needs. In April 2012, Pegasus Capital and Pegasus IV committed to support the Company through April 16, 2013, with up to $35.0 million (with such amount reduced by any amounts funded by other parties at any time through April 16, 2013 that are not repayable by the Company on or before April 16, 2013) of the capital needed to fund its operations and debt service requirements as they come due. The Series H and I Preferred Offering, fulfilled the commitment obligation of Pegasus Capital and Pegasus IV.

On May 25, 2012, in conjunction with the consummation of the Series H and I Preferred Offering, the Company entered into a commitment agreement (the “Commitment Agreement”) with Pegasus Capital, PCA Holdings, Holdings II and Pegasus IV, (together, the “Commitment Investors”) pursuant to which the Commitment Investors and certain permitted assignees may purchase an aggregate of 21,131 shares of the Company’s Series H Preferred Stock or Series I Preferred Stock for $1,000 per share. Further, the Commitment Investors have committed to purchase any of such Preferred Shares that have not been purchased by September 25, 2012. The aggregate expected proceeds to the Company upon fulfillment of the Commitment Agreement is $21.1 million.

Note 3: Liquidity and Capital Resources

As shown in the consolidated financial statements, the Company has experienced significant net losses as well as negative cash flows from operations. Cash outflows primarily relate to procurement of inventory and payment of salaries, benefits and other operating costs as well as purchases of production equipment and other capital investments such as the Company’s new Enterprise Resource Planning (“ERP”) system. The Company’s anticipated growth is expected to significantly increase its working capital needs during 2012, and meeting these needs will be an ongoing challenge. The Company’s primary sources of liquidity have historically been sales of common stock and preferred stock to, and short-term loans from, affiliates of Pegasus Capital Advisors, L.P. (“Pegasus Capital”), including Pegasus Partners IV, L.P. (“Pegasus IV”), LSGC Holdings, LLC (“LSGC Holdings”), LSGC Holdings II, LLC (“Holdings II”) and PCA LSG Holdings, LLC (“PCA Holdings”), which together with its affiliates, is the Company’s controlling stockholder. During the year ended December 31, 2011, the Company also relied heavily on borrowings under its credit facilities.

During the year ended December 31, 2011, the Company received $98.2 million of net proceeds from seven private placements of its common and preferred stock and from a related party demand note that was converted to equity (see Note 10 – Stockholders’ Equity and Recapitalization Agreement for further discussion of these private placements). As of December 31, 2011, the Company had cash and cash equivalents of $3.1 million and an additional $5.0 million in cash subject to restrictions under the Wells Fargo ABL. As of December 31, 2011, the Wells Fargo ABL provided the Company with borrowing capacity of up to (A) 85% of its eligible accounts receivable and inventory plus (B) qualified cash, plus (C) the aggregate amount of any standby letter of credit pledged in favor of Wells Fargo by or for the account of Ares Capital Corporation (“Ares Capital”) and for the benefit of the Company, up to a maximum of $50.0 million. As of December 31, 2011 the Company had $33.8 million outstanding under the Wells Fargo ABL and additional borrowing capacity of $14.4 million. The Company is required to maintain minimum excess borrowing availability of $5.0 million and would be required to comply with certain specified EBITDA requirements in the event that it has less than $2.0 million available for borrowing on the Wells Fargo ABL.

LSGBV has a short term debt facility with ABN AMRO Bank (“ABN AMRO”) and a working capital facility with IFN Finance. As of December 31, 2011, the ABN AMRO facility had a maximum availability of €75,000, or $97,000, and the total amount outstanding under the ABN AMRO facility was €27,000, or $35,000. Effective January 1, 2012, the maximum availability on the ABN AMRO facility was reduced to €50,000, or $65,000. The IFN Finance facility is an asset-based facility with a maximum line of credit of €1.5 million, or $1.9 million, and availability is based on 75% of LSGBV’s eligible trade receivable invoices. As of December 31, 2011, the total amount outstanding under the IFN Finance facility was €288,000, or $372,000. Both of these facilities are due on demand. In accordance with previous arrangements, the Company subsequently repaid the borrowing under the ABN AMRO facility in full on February 29, 2012.

The Company believes it will have sufficient capital to fund its operations for the next 12 months. The Company has historically been dependent on affiliates of Pegasus Capital for its liquidity needs because other sources of liquidity have been insufficient or unavailable to meet our needs. Pegasus Capital and Pegasus IV have committed to support the Company for the next 12 months, up to $35.0 million (with such amount reduced by amounts funded by other parties at any time over the next 12 months that are not repayable by the Company on or before the next 12 months) of the capital needed to fund its operations and debt service requirements as they come due. However, their support, which in no way amounts to a guarantee of these obligations, may be effected through a variety of mechanisms, which may or may not be similar to those previously employed. Furthermore, in exchange for such support, Pegasus Capital and Pegasus IV, as the Company’s indirect controlling shareholders, may request that the Company take certain actions related to operations, capital structure or otherwise, which, if accepted, may have a negative effect on its business and results of operations. In addition, such parties may seek other terms and consideration that would require, and may not receive, approval by the independent committee of the Company’s board of directors.

The Company filed a registration statement relating to a proposed underwritten public offering of its common stock, but such offering has been delayed and remains subject to a number of conditions. In contemplation of this offering, the Company had initially capitalized $1.3 million of legal and accounting costs associated with its proposed offering. With the extended postponement of the proposed offering, the Company has expensed these capitalized costs to the statement of operations during the year ended December 31, 2011 in accordance with SEC Staff Accounting Bulletin Topic 5A.